Provisions - Text Details (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Provisions [Line Items]
Number of replaced and repaired devices	5,600,000
Remediation costs	€ 224		€ 210
Charges in connection with the proposed Respironics consent decree	363
Additional provisions, other provisions	1,836		1,049
Inventory write-down	339		215
Provision used, other provisions	€ 1,266		€ 1,274
Number of employees reduced	6,000		4,000
Restructuring provision	€ 140		€ 80
Estimated financial effect of contingent liabilities			60
Settlement related to alleged tender irregularities	58
Fund in relation to the economic loss class action settlement | $		$ 155
Contingent Consideration	115		113
Acquisitions through business combinations, other provisions	6		99
Currency in which supplementary information is displayed [member]
Provisions [Line Items]
Fund in relation to the economic loss class action settlement	€ 141
Not later than five years [Member]
Provisions [Line Items]
Provision utilization period	five years	five years
Warranty provision [member]
Provisions [Line Items]
Additional provisions, other provisions	€ 313		320
Provision used, other provisions	268		224
Warranty provision [member] | Diagnosis & Treatment [Member]
Provisions [Line Items]
Additional provisions, other provisions	81
Other environment related provision [member]
Provisions [Line Items]
Additional provisions, other provisions	18		15
Provision used, other provisions	14		17
Other environment related provision [member] | Later than one year and not later than five years [member]
Provisions [Line Items]
Provision used, other provisions	€ 63
Other environment related provision long term [member] | Bottom of range [member]
Provisions [Line Items]
Provision utilization period	one	one
Other environment related provision long term [member] | Top of range [member]
Provisions [Line Items]
Provision utilization period	five	five
Other environment related provision remainder [member]
Provisions [Line Items]
Provision utilization period	five	five
Legal proceedings provision [member]
Provisions [Line Items]
Additional provisions, other provisions	€ 644		89
Provision used, other provisions	235		100
Acquisitions through business combinations, other provisions			4
Legal proceedings provision [member] | Respironics litigation provision [Member]
Provisions [Line Items]
Additional provisions, other provisions	€ 575
Legal proceedings provision [member] | Not later than three years [member]
Provisions [Line Items]
Provision utilization period	three	three
Provisions for contingent considerations [Member]
Provisions [Line Items]
Additional provisions, other provisions	€ 24
Provision used, other provisions	20		105
Acquisitions through business combinations, other provisions	6		96
Provisions for contingent considerations [Member] | Intact Vascular [Member]
Provisions [Line Items]
Contingent Consideration	€ 20
Provisions for contingent considerations [Member] | Not later than three years [member]
Provisions [Line Items]
Provision utilization period	three	three
Contingent Consideration	€ 28
Provisions for contingent considerations [Member] | Later than five years [member]
Provisions [Line Items]
Provision utilization period	four	four
Respironics field action [Member]
Provisions [Line Items]
Additional provisions, other provisions	€ 240		250
Provision used, other provisions	€ 285		€ (486)
Respironics field action [Member] | Ten percentage point increase [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption	10	10
Respironics field action [Member] | Ten percentage point increase [Member] | Refund portion [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption	19,000,000	19,000,000
Respironics consent decree [Member]
Provisions [Line Items]
Inventory write-down	€ 82
Onerous contracts provision	31
Impairment loss recognised in profit or loss, property, plant and equipment	€ 6